FINANCIAL INSTRUMENTS (Additional Information) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure of detailed information about hedged items [line items]
Net gains in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 3,100,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Notional amount (in shares) | shares	284,761
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings	$ 0